Annual Fund Operating Expenses - R2 R3 R4 R5 Shares - JPMorgan Investor Growth Fund	Nov. 01, 2021
Class R2
Operating Expenses:
Management Fees	0.05%
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.27%
Service Fees	0.25%
Remainder of Other Expenses	0.02%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	1.25%
Class R3
Operating Expenses:
Management Fees	0.05%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.27%
Service Fees	0.25%
Remainder of Other Expenses	0.02%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	1.00%
Class R4
Operating Expenses:
Management Fees	0.05%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.27%
Service Fees	0.25%
Remainder of Other Expenses	0.02%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	0.75%
Class R5
Operating Expenses:
Management Fees	0.05%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.12%
Service Fees	0.10%
Remainder of Other Expenses	0.02%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses	0.43%	[1]
Total Annual Fund Operating Expenses	0.60%

[1]	"Remainder of Other Expenses" and "Acquired Fund (Underlying Fund) Fees and Expenses" are based on estimated amounts for the current fiscal year.